Factoring Payable (Details) - IDoc Virtual Telehealth Solutions, Inc.							3 Months Ended	12 Months Ended
	Jan. 11, 2024 USD ($)	Dec. 20, 2023 USD ($)	Nov. 08, 2023 USD ($)	Oct. 13, 2023 USD ($)	Jul. 28, 2023 USD ($)	Jun. 21, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 11, 2023 item
Factoring Payable
Amount of future receipts being sold		$ 228,000	$ 75,000		$ 140,000	$ 299,000
Net purchase price		150,000	111,000		100,000	207,639
Amount to be collected by purchase on weekly basis		$ 10,364	$ 6,937		$ 5,000	$ 7,475
Interest rate (in percent)		0.00%	0.00%		0.00%	0.00%
Loss on sale of future receipts		$ 78,000	$ 36,000		$ 40,000	$ 91,361
Administrative fees associated with processing the transaction		15,000	3,750		1,295	7,267
Factoring payable on current period		136,873	92,125		52,189	130,977
Future receipts sale agreement one
Factoring Payable
Amount of future receipts being sold				$ 186,250		299,000
Net purchase price				125,000		207,639
Amount to be collected by purchase on weekly basis				$ 7,760		$ 7,475
Interest rate (in percent)				0.00%		0.00%
Loss on sale of future receipts								$ 61,250
Administrative fees associated with processing the transaction								7,546
Factoring payable on current period							$ 110,477	130,977
Future receipts sale agreement two
Factoring Payable
Amount of future receipts being sold				$ 108,000	140,000
Net purchase price				75,000	100,000
Amount to be collected by purchase on weekly basis				$ 3,484	$ 5,000
Interest rate (in percent)				0.00%	0.00%
Loss on sale of future receipts				$ 33,000
Administrative fees associated with processing the transaction				1,740
Factoring payable on current period				97,548			40,273	52,189
Future receipts sale agreement three
Factoring Payable
Amount of future receipts being sold				186,250
Net purchase price				125,000
Amount to be collected by purchase on weekly basis				$ 7,760
Interest rate (in percent)				0.00%
Factoring payable on current period							129,660	150,866
Future receipts sale agreement four
Factoring Payable
Amount of future receipts being sold				$ 108,000
Net purchase price				75,000
Amount to be collected by purchase on weekly basis				$ 3,484
Interest rate (in percent)				0.00%
Factoring payable on current period							57,548	97,548
Future receipts sale agreement five
Factoring Payable
Amount of future receipts being sold			75,000
Net purchase price			111,000
Amount to be collected by purchase on weekly basis			$ 6,937
Interest rate (in percent)			0.00%
Factoring payable on current period							0	92,125
Future receipts sale agreement six
Factoring Payable
Amount of future receipts being sold		228,000
Net purchase price		150,000
Amount to be collected by purchase on weekly basis		$ 10,364
Interest rate (in percent)		0.00%
Factoring payable on current period							114,941	$ 136,873
Future receipts sale agreement seven
Factoring Payable
Amount of future receipts being sold	$ 53,200
Net purchase price	31,500
Amount to be collected by purchase on weekly basis	2,500
Number of weeks future receipts sale agreement amount to be collected by purchaser | item									12
Future receipts sale agreement balloon amount collected	$ 23,200
Interest rate (in percent)	0.00%
Loss on sale of future receipts							18,200
Administrative fees associated with processing the transaction							3,500
Factoring payable on current period							$ 39,200